UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Municipal Bond Opportunity Fund

SEMIANNUAL REPORT October 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal Bond Opportunity Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Opportunity Fund, covering the six-month period from May 1, 2018 through October 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The pattern of synchronized growth that characterized the global economy during 2017 gave way early in 2018 to a more uneven performance. While the U.S. economy remained strong, and Japan rebounded from a weak first quarter, growth in Europe slowed. Overall, global economic activity moderated as the reporting period progressed.

In this environment, returns in global equities markets were flat to down. U.S. stocks eked out modest gains, declining from highs set earlier in the reporting period despite trade tensions and rising interest rates. Earnings remained robust as corporations continued to benefit from the corporate tax cut enacted last year. Growth stocks outpaced value stocks, and large caps edged out small caps. In contrast to the U.S. market, stocks in other developed markets experienced greater declines, while in emerging markets equities continued to reflect economic fragility and the currency crises in Turkey and Argentina.

In fixed income, performance was generally muted. Rising short-term interest rates led to returns that were largely flat to down in most segments. The yield on the 10-year Treasury surged as U.S. growth remained strong and employment data continued to improve, but concerns about trade tensions and the global economy kept the yield from rising further.

We expect robust U.S. growth and healthy earnings to persist over the near term, but with the economic expansion now the second longest on record, we will continue to monitor the data for any signs of recession. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
November 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2018 through October 31, 2018, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2018, Dreyfus Municipal Bond Opportunity Fund’s Class A shares produced a total return of 0.25%, Class C shares returned -0.15%, Class I shares returned 0.29%, Class Y shares returned 0.26%, and Class Z shares returned 0.27%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, achieved a total return of 0.46% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund underperformed the Index, mainly due to its allocation to tobacco bonds and bonds with longer maturities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. Typically, the fund invests substantially all of its assets in such municipal bonds. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity or duration.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market; and actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics and Interest-Rate Volatility Drove Municipal Bonds

Market weakness abated early in the reporting period as municipal bonds rebounded, supported by strong seasonal reinvestment demand and very manageable new-issue supply levels. Demand from individuals was strong as personal income tax rates remained relatively high, making tax-exempt bonds a relatively attractive shelter from taxes. Also, newly imposed tax-reform restrictions on state and local tax deductions provided a catalyst for

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

individual demand for tax-exempt bonds. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies, as these companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. Strong credit fundamental quality reflecting the positive impact of a growing economy on tax revenues also appealed to investors.

Inflationary pressures grew during the reporting period. In late August 2018, rates rose across the curve and volatility reentered the picture, creating a headwind for many areas of the fixed income market, particularly higher-duration securities. In September 2018, technical factors offered less support for the municipal bond market as coupon and maturity reinvestment trended lower in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. The U.S. Federal Reserve (the “Fed”) raised interest rates twice during the reporting period. In October 2018, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets.

Longer-Maturity Bonds Constrain Fund Results

Detracting from performance was the fund’s exposure to the longer end of the maturity spectrum. In particular, allocations to bonds with maturities longer than 20 years underperformed short-maturity securities. While the fund began the reporting period with long duration positioning which was purposefully reduced during the period, this longer positioning also detracted from results. Throughout most of the reporting period, tobacco bonds were additive to investment results. However, concerns over regulatory changes which may outlaw certain types of tobacco products have recently put pressure on prices.

Conversely, performance was boosted by the fund’s security selection. Higher-yielding issues that benefited from spread tightening did well. In particular, insured Puerto Rico transportation bonds, Jefferson County, Alabama utility bonds, industrial development bonds, and Metropolitan Pier Authority of Illinois bonds benefited from spread tightening. In addition, an overweight to revenue bonds modestly benefited results.

Investment Posture Heading Into 2019

We expect interest rates to continue to rise next year. As we approach the conclusion of 2018, we expect the supply-and-demand dynamics to somewhat support the price of municipal bonds due to the investment of semiannual coupon payments. Higher interest rates could also foster more retail demand. Furthermore, municipal bonds are relatively attractive compared to Treasuries on a yield ratio basis, which should also provide price support going forward. These demand factors should mitigate the effects of declining institutional demand from banks and property and casualty companies.

Given this environment, we will maintain the fund’s average duration close to the benchmark and seek opportunities in attractive segments of the yield curve. We will continue to emphasize revenue bonds that provide attractive incremental yield with the potential of.

either price appreciation or spread tightening. We will also capitalize on any periods of volatility and spread tightening to strategically add to our A and BBB rated bonds possessing strong fundamental credit characteristics.

November 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Opportunity Fund from May 1, 2018 to October 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.69	$8.46	$3.43	3.43	$4.44
Ending value (after expenses)	$1,002.50	$998.50	$1,002.90	$1,002.60	$1,002.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.74	$8.54	$3.47	$3.47	$4.48
Ending value (after expenses)	$1,020.52	$1,016.74	$1,021.78	$1,021.78	$1,020.77

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.68% for Class C, .68% for Class I, .68% for Class Y and .88% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9%
Alabama - 3.5%
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Bonds, Series 2018 B	5.00	7/1/2043	2,500,000		2,682,025
Black Belt Energy Gas District, Gas Prepay Revenue Bonds, 1 Month LIBOR + .90%	2.41	12/1/2023	1,405,000	[a]	1,405,000
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	1,000,000		1,108,740
Jefferson County, Senior Lien Sewer Revenue Bonds Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/1942	7,835,000	[b]	6,791,456
				11,987,221
Arizona - .9%
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/2046	2,000,000	[c]	2,057,640
Phoenix Industrial Development Authority, Education Facility Revenue Bonds (BASIS Schools Projects)	5.00	7/1/2046	1,000,000	[c]	999,930
				3,057,570
California - 2.9%
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health)	5.00	11/15/2046	2,500,000		2,725,925
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/2030	1,500,000		1,628,280
San Francisco City and County Airport Commission, Second Series Revenue Bonds (San Francisco International Airport)	5.00	5/1/2041	2,500,000		2,692,425
University of California Regents, Medical Center Pooled Revenue Bonds	5.00	5/15/2043	2,500,000		2,706,125
				9,752,755
Colorado - 4.4%
Colorado Health Facilities Authority, HR (Children's Hospital Colorado Project)	5.00	12/1/2041	2,500,000		2,702,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Colorado - 4.4% (continued)
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	5.25	1/1/2045	1,500,000	1,578,825
Denver City and County , Airport Revenue Bonds, Refunding, Series 2018 A	5.00	12/1/2048	3,000,000	3,254,550
Denver City and County , Airport System Subordinate Revenue Bonds	5.50	11/15/2027	5,565,000	6,246,657
E-470 Public Highway Authority, Senior Revenue Bonds	5.38	9/1/2026	1,000,000	1,055,330
				14,838,112
Connecticut - 2.7%
Connecticut, GO	5.00	10/15/2025	3,000,000	3,252,630
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	5.00	10/1/2029	2,500,000	2,706,600
Connecticut State Development Authority, Water Facilities Revenue Bonds (Aquarion Water Company of Connecticut Project)	5.50	4/1/2021	3,000,000	3,207,300
				9,166,530
District of Columbia - 1.1%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/2046	5,300,000	[d] 816,094
Metropolitan Washington Airports Authority, Airport System Revenue Bonds	5.00	10/1/2035	1,000,000	1,092,760
Metropolitan Washington Airports Authority, Airport Systems Revenue Bonds	5.00	10/1/2035	1,500,000	1,651,665
				3,560,519
Florida - 3.5%
Broward County, Airport System Revenue Bonds	5.00	10/1/2037	1,560,000	1,691,773
Broward County, Port Facilities Revenue Bonds	5.00	9/1/2022	1,000,000	1,070,420
Miami Beach, Stormwater Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,677,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Florida - 3.5% (continued)
Miami Beach Redevelopment Agency, Tax Increment Revenue Bonds (City Center/Historic Convention Village)	5.00	2/1/2033	1,000,000		1,104,050
Miami-Dade County, Seaport Revenue Bonds	5.50	10/1/2042	2,500,000		2,730,925
Palm Bay, Utility System Improvement Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/2020	875,000	[d]	821,896
Pinellas County Health Facilities Authority, Health System Revenue Bonds (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	3.32	11/15/2023	775,000	[e]	775,000
Port of Palm Beach District, Revenue Bonds (Insured; XLCA)	0.00	9/1/2023	1,000,000	[d]	800,880
				11,672,644
Georgia - 2.0%
Atlanta Development Authority, Senior Health Care Facilities Revenue Bonds (Georgia Proton Treatment Center Project)	7.00	1/1/2040	1,500,000		1,461,105
Georgia Municipal Electric Authority, Project One Subordinated Bonds	5.00	1/1/2028	2,500,000		2,739,500
Private Colleges & Universities Authority, Revenue Bonds (Emory University)	5.00	10/1/2043	2,200,000		2,398,528
				6,599,133
Illinois - 13.1%
Chicago, Customer Facility Charge Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.75	1/1/2043	3,750,000		4,158,412
Chicago, General Airport Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.00	1/1/2034	2,100,000		2,264,745
Chicago, Waterworks Revenue Bonds Second Lien Water Revenue Bonds	5.00	11/1/2025	1,925,000		2,116,018
Chicago Board of Education, GO (Insured; Assured Guaranty Municipal Corporation)	5.00	12/1/2033	1,000,000		1,086,580
Chicago Park District, Limited Tax GO	5.00	1/1/2027	2,030,000		2,199,546
Cook County, Sales Tax Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000		2,757,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Illinois - 13.1% (continued)
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds	5.00	12/1/2044	2,000,000	2,159,560
Illinois, Revenue Bonds, Series A	5.00	6/15/2030	2,000,000	2,195,160
Illinois, Sales Tax Revenue Bonds	5.00	6/15/2024	2,500,000	2,701,775
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2027	5,230,000	5,721,306
Illinois Finance Authority, Revenue Bonds (OSF Healthcare System)	5.00	11/15/2045	1,000,000	1,063,310
Illinois Finance Authority, Revenue Bonds (Rehabilitation Institute of Chicago)	6.00	7/1/2043	2,500,000	2,711,775
Illinois Finance Authority, Revenue Bonds (Rush University Medical Center Obligated Group)	5.00	11/15/2033	3,000,000	3,262,680
Illinois Municipal Electric Agency, Power Supply System Revenue Bonds	5.00	2/1/2032	1,500,000	1,653,045
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	0.00	12/15/2051	8,000,000	[d] 1,355,760
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	12/15/2028	2,000,000	2,072,140
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	2,320,000	2,617,378
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue Bonds (University of Illinois)	5.00	4/1/2044	2,000,000	2,130,480
				44,227,420
Indiana - 1.7%
Indiana Finance Authority, Hospital Revenue Bonds (Community Health Network)	5.00	5/1/2042	4,000,000	4,225,480
Indiana Finance Authority, Revenue Bonds (Marquette Project)	5.00	3/1/2039	1,400,000	1,437,464
				5,662,944
Iowa - 1.9%
Iowa Finance Authority, Healthcare Revenue Bonds (Genesis Health System)	5.00	7/1/2024	1,635,000	1,793,431

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Iowa - 1.9% (continued)
Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Company Project)	5.25	12/1/2025	1,000,000	1,057,860
Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Company Project)	5.88	12/1/2027	1,520,000	[c] 1,609,224
Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds, Refunding (Iowa Fertilizer Company Project)	5.25	12/1/2037	1,765,000	1,876,354
				6,336,869
Kansas - .5%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Series 2018 B	4.00	11/15/2025	1,700,000	1,696,872
Kentucky - 5.3%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	12/1/2045	2,000,000	2,163,640
Kentucky Public Energy Authority, Gas Supply Revenue Bonds	4.00	4/1/2024	3,250,000	3,383,152
Kentucky Public Energy Authority, Revenue Bonds	4.00	1/1/2025	6,000,000	6,307,560
Pendleton County, Multi-County LR (Kentucky Association of Counties Leasing Trust Program)	6.40	3/1/2019	6,000,000	6,024,060
				17,878,412
Louisiana - 3.0%
Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)	5.00	7/1/2047	1,500,000	1,594,155
Louisiana Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/2035	1,500,000	1,589,370
New Orleans, Water Revenue Bonds, Refunding	5.00	12/1/2034	2,000,000	2,180,120
New Orleans Aviation Board, General Airport Revenue Bonds (North Terminal Project)	5.00	1/1/2040	2,175,000	2,306,065

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Louisiana - 3.0% (continued)
New Orleans Aviation Board, Revenue Bonds	5.00	10/1/2048	1,250,000	1,359,975
New Orleans Aviation Board, Revenue Bonds, Refunding	5.00	1/1/2036	1,135,000	1,236,764
				10,266,449
Maine - .6%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Issue)	7.50	7/1/2032	2,000,000	2,184,060
Maryland - .6%
Maryland Stadium Authority, Revenue Bonds (Construction & Revitalization Program)	5.00	5/1/2038	1,750,000	1,951,565
Massachusetts - 1.4%
Massachusetts Development Finance Agency, Revenue Bonds (Partners HealthCare System Issue)	5.00	7/1/2044	1,000,000	1,065,310
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	5.00	7/1/2027	1,750,000	1,964,112
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds (Issue K)	5.25	7/1/2029	1,675,000	1,762,519
				4,791,941
Michigan - 4.2%
Great Lakes Water Authority, Water Supply System Second Lien Revenue Bonds	5.00	7/1/2046	3,000,000	3,214,590
Karegnondi Water Authority, Revenue Bonds	5.00	11/1/2041	1,000,000	1,071,040
Lansing Board of Water and Light, Utility System Revenue Bonds	5.50	7/1/2041	1,500,000	1,614,810
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2031	2,500,000	2,734,025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Michigan - 4.2% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2037	2,000,000	2,158,160
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/2021	2,300,000	2,259,865
Wayne County Airport Authority, Airport Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2045	1,000,000	1,086,140
				14,138,630
Minnesota - .3%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Group)	4.25	2/15/2048	1,000,000	959,480
Missouri - .7%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds (CoxHealth)	5.00	11/15/2029	2,000,000	2,211,900
Nebraska - .6%
Nebraska Public Power Generation Agency, Revenue Bonds (Whelan Energy Center Unit 2)	5.00	1/1/2037	2,000,000	2,179,000
Nevada - 1.3%
Clark County, GO	5.00	11/1/2038	3,020,000	3,307,172
Reno, Sales Tax Revenue Bonds First Lien (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000	1,169,168
				4,476,340
New Jersey - 5.2%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/2045	2,500,000	[c] 2,508,900
New Jersey Economic Development Authority, Revenue Bonds	5.25	6/15/2027	1,000,000	1,093,910
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.00	3/1/2028	1,000,000	1,055,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 5.2% (continued)
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.25	6/15/2031	2,100,000		2,249,982
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.25	6/15/2029	1,000,000		1,081,680
New Jersey Educational Facilities Authority, Revenue Bonds (Stockton University Issue)	5.00	7/1/2041	1,000,000		1,055,260
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000		1,747,936
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	2,000,000		2,069,180
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000		2,156,160
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	2,500,000		2,648,525
				17,666,753
New York - 7.5%
New York City, GO	5.00	10/1/2036	5,000,000		5,320,050
New York City Industrial Development Agency, Senior Airport Facilities Revenue Bonds (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/2020	1,000,000		1,040,130
New York Counties Tobacco Trust V, Revenue Bonds	0.00	6/1/2050	4,400,000	[d]	566,060
New York Liberty Development Corporation, Revenue Bonds (3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[c]	2,564,050
New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs Headquarters Issue)	5.25	10/1/2035	1,000,000		1,187,980
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)	5.00	2/15/2043	3,100,000		3,372,211

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 7.5% (continued)
New York State Dormitory Authority, Toll Highway Senior Revenue Bonds	5.00	3/15/2035	5,325,000		5,847,436
New York Transportation Development Corporation, Special Facility Revenue Bonds (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/2026	700,000		728,546
New York Transportation Development Corporation, Special Facility Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/2046	2,500,000		2,604,850
TSASC Inc., Tobacco Settlement Subordinate Bonds	5.00	6/1/2048	2,000,000		1,957,580
				25,188,893
Ohio - 2.9%
Allen County, Hospital Facilities Revenue Bonds (Catholic Health Partners)	5.00	5/1/2042	4,500,000		4,765,995
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/2047	7,100,000	[d]	497,000
Cuyahoga County, Revenue Bonds (The Metrohealth System)	5.25	2/15/2047	1,000,000		1,052,740
Ohio Adult Correctional Capital Facilities, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects)	5.00	10/1/2037	1,430,000		1,596,481
Ohio Adult Correctional Capital Facilities, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects)	5.00	10/1/2036	1,750,000		1,956,570
				9,868,786
Pennsylvania - 8.9%
Berks County Industrial Development Authority, Health Systems Revenue Bonds, Refunding (Tower Health Project)	5.00	11/1/2047	1,350,000		1,428,152
Delaware Valley Regional Finance Authority, Revenue Bonds (Insured; CNTY Gtd.) Series 2018 C, MUNIPSA + .53%	2.13	9/1/2023	3,000,000	[a]	3,001,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 8.9% (continued)
Montgomery County Industrial Development Authority, Retirement Community Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/2036	3,500,000		3,731,035
Pennsylvania Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	2,000,000		2,230,280
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds	5.00	12/1/2042	3,995,000		4,230,266
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Series 2018 B	5.25	12/1/2048	4,000,000		4,471,160
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds	5.00	12/1/2042	2,000,000		2,125,620
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016 A-1	5.00	12/1/2036	3,250,000		3,544,905
Philadelphia School District, GO	5.00	9/1/2038	1,000,000		1,078,040
Philadelphia School District, GO	5.25	9/1/2023	4,000,000		4,177,160
				30,017,728
Rhode Island - .6%
Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/2040	2,000,000		2,084,080
South Carolina - 1.5%
South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper)	5.13	12/1/2043	5,000,000		5,211,750
Tennessee - 1.3%
Johnson City Health and Educational Facilities Board, HR (Mountain States Health Alliance)	6.00	7/1/2020	2,435,000	f	2,586,506
Tennessee Energy Acquisition, Gas Revenue Bonds	4.00	11/1/2025	1,750,000		1,813,787
				4,400,293
Texas - 9.3%
Austin, Water & Waste Water Systems Revenue Bonds	5.00	11/15/2043	3,305,000		3,581,893

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Texas - 9.3% (continued)
Clifton Higher Education Finance Corporation, Education Revenue Bonds (IDEA Public Schools) (Permanent School Fund Guarantee Program)	5.00	8/15/2031	3,825,000		4,219,855
Love Field Airport Modernization Corporation, General Airport Revenue Bonds	5.00	11/1/2034	3,500,000		3,827,880
Love Field Airport Modernization Corporation, Special Facilities Revenue Bonds (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/2022	2,000,000		2,181,920
Lower Colorado River Authority, Revenue Bonds	5.00	5/15/2039	3,000,000		3,236,790
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000		2,708,962
Mission Economic Development Corporation, Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[c]	999,470
New Hope Cultural Education Facilities Finance Corporation, Student Housing Revenue Bonds (National Campus and Community Development Corporation - College Station Properties LLC - Texas A&M University Project)	5.00	7/1/2035	1,500,000		1,299,885
North Texas Tollway Authority, First Tier System Revenue Bonds	5.00	1/1/2039	4,000,000		4,345,400
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,000,000		1,079,010
San Antonio, Electric and Gas Systems Junior Lien Revenue Bonds	5.00	2/1/2043	3,500,000		3,759,665
				31,240,730
U.S. Related - .5%
Puerto Rico Highway & Transportation Authority, Transportation Revenue Bonds (Insured; AMBAC Indemnity Corp.)	5.25	7/1/2041	1,400,000		1,555,246
Utah - 1.0%
Salt Lake City, Airport Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000		3,289,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Virginia - 1.0%
Virginia Small Business Financing Authority, Revenue Bonds	5.00	7/1/2034	1,700,000	1,781,906
Winchester Economic Development Authority, HR (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,699,838
				3,481,744
Washington - .8%
Washington State Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000	2,638,527
West Virginia - 1.6%
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects)	5.00	10/1/2036	5,000,000	5,298,450
Wisconsin - .6%
Wisconsin Public Finance Authority, HR (Renown Regional Medical Center Project)	5.00	6/1/2040	2,000,000	2,154,000
Total Investments (cost $331,241,798)			98.9%	333,692,366
Cash and Receivables (Net)			1.1%	3,846,713
Net Assets			100.0%	337,539,079

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities were valued at $10,739,214 or 3.18% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	20.3
Medical	14.9
General Obligation	13.9
Utilities	8.9
Special Tax	8.4
Education	7.8
Water	7.7
Tobacco Settlement	5.0
Development	2.7
Nursing Homes	2.0
Facilities	1.9
School District	1.9
Pollution	1.4
Airport	1.3
Prerefunded	.8
98.9

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	331,241,798	333,692,366
Cash		3,946,026
Interest receivable		4,674,717
Receivable for investment securities sold		1,056,386
Receivable for shares of Beneficial Interest subscribed		34,746
Prepaid expenses		38,467
		343,442,708
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		245,034
Payable for investment securities purchased		5,233,780
Payable for shares of Beneficial Interest redeemed		202,595
Distributions payable		160,480
Trustees fees and expenses payable		2,126
Accrued expenses		59,614
		5,903,629
Net Assets ($)		337,539,079
Composition of Net Assets ($):
Paid-in capital		336,681,959
Total distributable earnings (loss)		857,120
Net Assets ($)		337,539,079

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	143,167,793	5,447,699	16,783,443	39,177	172,100,967
Shares Outstanding	11,499,519	436,517	1,347,541	3,147	13,822,862
Net Asset Value Per Share ($)	12.45	12.48	12.45	12.45	12.45

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	6,693,544
Expenses:
Management fee—Note 3(a)	961,239
Shareholder servicing costs—Note 3(c)	460,976
Professional fees	54,966
Registration fees	38,468
Distribution fees—Note 3(b)	21,309
Trustees’ fees and expenses—Note 3(d)	10,474
Loan commitment fees—Note 2	4,427
Custodian fees—Note 3(c)	4,049
Prospectus and shareholders’ reports	3,975
Miscellaneous	33,026
Total Expenses	1,592,909
Less—reduction in fees due to earnings credits—Note 3(c)	(3,782)
Net Expenses	1,589,127
Investment Income—Net	5,104,417
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,008,222
Net unrealized appreciation (depreciation) on investments	(6,184,620)
Net Realized and Unrealized Gain (Loss) on Investments	(4,176,398)
Net Increase in Net Assets Resulting from Operations	928,019

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a]
Operations ($):
Investment income—net	5,104,417	11,137,917
Net realized gain (loss) on investments	2,008,222	5,662,062
Net unrealized appreciation (depreciation) on investments	(6,184,620)	(9,965,103)
Net Increase (Decrease) in Net Assets Resulting from Operations	928,019	6,834,876
Distributions ($):
Distributions to shareholders:
Class A	(2,148,057)	(4,834,323)
Class C	(59,012)	(175,138)
Class I	(226,968)	(260,413)
Class Y	(212)	(297)
Class Z	(2,611,303)	(5,875,625)
Total Distributions	(5,045,552)	(11,145,796)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	826,334	12,096,524
Class C	196,328	1,095,825
Class I	4,581,805	10,044,766
Class Y	30,000	-
Class Z	1,335,802	2,833,411
Distributions reinvested:
Class A	1,763,394	3,892,245
Class C	46,368	140,527
Class I	224,664	258,620
Class Z	2,096,816	4,694,480
Cost of shares redeemed:
Class A	(8,982,919)	(28,253,684)
Class C	(527,503)	(5,146,753)
Class I	(1,581,925)	(1,763,487)
Class Z	(10,165,989)	(24,128,999)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(10,156,825)	(24,236,525)
Total Increase (Decrease) in Net Assets	(14,274,358)	(28,547,445)
Net Assets ($):
Beginning of Period	351,813,437	380,360,882
End of Period	337,539,079	351,813,437

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	65,275	936,607
Shares issued for distributions reinvested	139,369	303,239
Shares redeemed	(709,975)	(2,200,610)
Net Increase (Decrease) in Shares Outstanding	(505,331)	(960,764)
Class Cb
Shares sold	15,434	85,012
Shares issued for distributions reinvested	3,656	10,907
Shares redeemed	(41,509)	(397,925)
Net Increase (Decrease) in Shares Outstanding	(22,419)	(302,006)
Class I
Shares sold	364,221	785,027
Shares issued for distributions reinvested	17,766	20,205
Shares redeemed	(124,976)	(137,101)
Net Increase (Decrease) in Shares Outstanding	257,011	668,131
Class Y
Shares sold	2,400	-
Net Increase (Decrease) in Shares Outstanding	2,400	-
Class Z
Shares sold	105,226	220,879
Shares issued for distributions reinvested	165,722	365,718
Shares redeemed	(803,049)	(1,878,779)
Net Increase (Decrease) in Shares Outstanding	(532,101)	(1,292,182)

[a] Distributions to shareholders include only distributions from net investment income. Undistributed investment income—net was $0 in 2017 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended October 31, 2018, 1,768 Class C shares representing $22,448 were automatically converted for 1,772 Class A shares and during the period ended April 30, 2018, 35,882 Class C shares representing $465,113 were automatically converted for 35,972 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2018		Year Ended April 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.60	12.76	13.24	12.96	12.65	13.16
Investment Operations:
Investment income—net[a]	.18	.38	.39	.42	.44	.46
Net realized and unrealized gain (loss) on investments	(.15)	(.16)	(.48)	.28	.30	(.51)
Total from Investment Operations	.03	.22	(.09)	.70	.74	(.05)
Distributions:
Dividends from investment income—net	(.18)	(.38)	(.39)	(.42)	(.43)	(.46)
Dividends from net realized gain on investments	—	—	—	—	—	(.00)[b]
Total Distributions	(.18)	(.38)	(.39)	(.42)	(.43)	(.46)
Net asset value, end of period	12.45	12.60	12.76	13.24	12.96	12.65
Total Return (%)[c]	.25[d]	1.72	(.70)	5.52	5.94	(.21)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[e]	.93	.94	.92	.93	.93
Ratio of net expenses to average net assets	.93[e]	.93	.94	.92	.93	.93
Ratio of interest and expense related to floating rate notes issued to average net assets	—	—	—	.00[f]	.01	.01
Ratio of net investment income to average net assets	2.90[e]	2.97	2.99	3.27	3.38	3.72
Portfolio Turnover Rate	13.66[d]	26.94	20.93	18.85	16.18	41.14
Net Assets, end of period ($ x 1,000)	143,168	151,312	165,492	183,052	186,078	193,586

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2018		Year Ended April 30,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.63	12.79	13.27	12.99	12.68	13.19
Investment Operations:
Investment income—net[a]	.13	.28	.29	.33	.34	.36
Net realized and unrealized gain (loss) on investments	(.15)	(.16)	(.48)	.28	.30	(.50)
Total from Investment Operations	(.02)	.12	(.19)	.61	.64	(.14)
Distributions:
Dividends from investment income—net	(.13)	(.28)	(.29)	(.33)	(.33)	(.37)
Dividends from net realized gain on investments	—	—	—	—	—	(.00)[b]
Total Distributions	(.13)	(.28)	(.29)	(.33)	(.33)	(.37)
Net asset value, end of period	12.48	12.63	12.79	13.27	12.99	12.68
Total Return (%)[c]	(.15)[d]	.94	(1.45)	4.74	5.11	(.97)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.68[e]	1.70	1.71	1.69	1.69	1.69
Ratio of net expenses to average net assets	1.68[e]	1.70	1.71	1.69	1.69	1.69
Ratio of interest and expense related to floating rate notes issued to average net assets	—	—	—	.00[f]	.01	.01
Ratio of net investment income to average net assets	2.14[e]	2.20	2.23	2.53	2.59	2.93
Portfolio Turnover Rate	13.66[d]	26.94	20.93	18.85	16.18	41.14
Net Assets, end of period ($ x 1,000)	5,448	5,798	9,736	10,307	8,490	8,394

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	October 31, 2018	Year Ended April 30,
Class I Shares	(Unaudited)	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.20	.40	.24
Net realized and unrealized gain (loss) on investments	(.16)	(.15)	(.58)
Total from Investment Operations	.04	.25	(.34)
Distributions:
Dividends from investment income—net	(.20)	(.41)	(.28)
Net asset value, end of period	12.45	12.61	12.77
Total Return (%)	.29[c]	1.96	(2.56)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[d]	.70	.75[d]
Ratio of net expenses to average net assets	.68[d]	.70	.75[d]
Ratio of net investment income to average net assets	3.14[d]	3.19	3.35[d]
Portfolio Turnover Rate	13.66[c]	26.94	20.93
Net Assets, end of period ($ x 1,000)	16,783	13,751	5,393

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
Class Y Shares	(Unaudited)	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.19	.41	.25
Net realized and unrealized gain (loss) on investments	(.16)	(.17)	(.63)
Total from Investment Operations	.03	.24	(.38)
Distributions:
Dividends from investment income—net	(.19)	(.40)	(.24)
Net asset value, end of period	12.45	12.61	12.77
Total Return (%)	.26[c]	1.93	(2.87)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[d]	.70	.86[d]
Ratio of net expenses to average net assets	.68[d]	.70	.86[d]
Ratio of net investment income to average net assets	3.37[d]	3.17	2.90[d]
Portfolio Turnover Rate	13.66[c]	26.94	20.93
Net Assets, end of period ($ x 1,000)	39	9	10

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2018		Year Ended April 30,
Class Z Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.60	12.76	13.24	12.96	12.65	13.16
Investment Operations:
Investment income—net[a]	.19	.39	.40	.43	.44	.47
Net realized and unrealized gain (loss) on investments	(.15)	(.16)	(.49)	.28	.31	(.51)
Total from Investment Operations	.04	.23	(.09)	.71	.75	(.04)
Distributions::
Dividends from investment income—net	(.19)	(.39)	(.39)	(.43)	(.44)	(.47)
Dividends from net realized gain on investments	—	—	—	—	—	(.00)[b]
Total Distributions	(.19)	(.39)	(.39)	(.43)	(.44)	(.47)
Net asset value, end of period	12.45	12.60	12.76	13.24	12.96	12.65
Total Return (%)	.27[c]	1.79	(.65)	5.57	6.00	(.17)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[d]	.87	.89	.87	.87	.88
Ratio of net expenses to average net assets	.88[d]	.87	.89	.87	.87	.88
Ratio of interest and expense related to floating rate notes issued to average net assets	—	—	—	.00[e]	.01	.01
Ratio of net investment income to average net assets	2.95[d]	3.03	3.05	3.32	3.43	3.77
Portfolio Turnover Rate	13.66[c]	26.94	20.93	18.85	16.18	41.14
Net Assets, end of period ($ x 1,000)	172,101	180,942	199,730	215,695	216,573	220,429

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Opportunity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-ended management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of outstanding shares of Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	333,692,366	—	333,692,366

At October 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $3,894,374 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2018. If not applied, $3,894,374 of the carryover expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2018 was as follows: tax exempt income $11,145,796. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2018, the Distributor retained $366 from commissions earned on sales of the fund’s Class A shares and $40 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2018, Class C shares were charged $21,309 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2018, Class A, Class C and Class Z shares were charged $187,564, $7,103 and $179,133, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2018, the fund was charged $49,020 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2018, the fund was charged $4,049 pursuant to the custody agreement. These fees were partially offset by earnings credits of $3,782.

During the period ended October 31, 2018, the fund was charged $6,346 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $158,190, Distribution Plan fees $3,481, Shareholder Services Plan fees $61,089, custodian fees $2,968, Chief Compliance Officer fees 4,193 and transfer agency fees $15,113.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2018, amounted to $46,950,655 and $55,302,004, respectively.

At October 31, 2018, accumulated net unrealized appreciation on investments was $2,450,568 consisting of $7,879,912 gross unrealized appreciation and $5,429,344 gross unrealized depreciation.

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 31, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except for the ten-year period when it was slightly below the median and above the Performance Universe median for the three-, four- and five- year periods and below the Performance Universe median for the one-, two- and ten- year periods. The Board also considered that the fund’s yield performance was below the Performance Group for seven of the ten one-year periods ended June 30 and above the Performance Universe medians for seven of the ten one-year periods ended June 30. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in five of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus Municipal Bond Opportunity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PTEBX Class C: DMBCX Class I: DMBVX Class Y: DMBYX Class Z: DMBZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0022SA1018

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 2, 2019

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)